UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07278

Nuveen Arizona Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Arizona Quality Municipal Income Fund (NAZ)
(formerly known as Nuveen Arizona Premium Income Municipal Fund)
November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 153.1% (100.0% of Total Investments)

	Education and Civic Organizations – 27.5% (18.0% of Total Investments)
$ 1,800	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B,	7/26 at 100.00	AA	$ 2,010,456
	5.000%, 7/01/42
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green	7/25 at 100.00	AA	1,660,890
	Series 2015A, 5.000%, 7/01/41
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series	No Opt. Call	AA	3,835,412
	2013A, 5.000%, 7/01/43
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2015D,	7/25 at 100.00	AA	1,660,890
	5.000%, 7/01/41
2,515	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	8/24 at 100.00	Aa3	2,766,701
	Economic and Educational Development, Series 2014, 5.000%, 8/01/44
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond	6/22 at 100.00	Aa2	3,075,766
	Trust 2015-XF0053, 16.259%, 6/01/42 (IF)
1,400	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for	No Opt. Call	Aa3	1,581,062
	Economic and Educational Development, Series 2013, 5.000%, 8/01/21
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A	2,171,660
	Refunding Series 2007, 5.000%, 5/15/31
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A+	4,089,494
	Refunding Series 2010, 5.125%, 5/15/40
870	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	7/26 at 100.00	BB+	863,519
	Schools Projects, Series 2016, 5.000%, 7/01/36
	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa
	Academic Village Project, Refunding Series 2016:
1,370	5.000%, 7/01/37	7/26 at 100.00	AA–	1,508,932
725	5.000%, 7/01/39	7/26 at 100.00	AA–	794,332
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,034,694
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	985,412
70	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis	7/25 at 100.00	BB	68,934
	Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/46
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice	9/22 at 100.00	BB+	936,405
	Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42
750	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo	7/22 at 100.00	N/R	262,463
	Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012,
	7.500%, 7/01/42 (4)
585	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB	626,471
	Hearts Academies – Veritas Project, Series 2012, 6.300%, 7/01/42
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/25 at 100.00	BBB–	827,864
	Hearts Academies Project, Series 2016A, 5.000%, 7/01/41
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/24 at 100.00	N/R	557,230
	Traditional Schools Project, Series 2014A, 6.750%, 7/01/44
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy
	Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35	No Opt. Call	BB–	307,538
300	5.000%, 7/01/45	No Opt. Call	BB–	283,860
650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy	7/26 at 100.00	Ba1	625,937
	Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41
440	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa	No Opt. Call	BBB–	429,475
	Montessori, Inc. Projects, Series 2015, 3.250%, 7/01/25
1,995	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky	10/26 at 100.00	A2	2,159,188
	University Project, Series 2016, 5.000%, 10/01/36
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,918,432
	Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (5)
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert	5/24 at 100.00	N/R	209,756
	Heights Charter School, Series 2014, 7.250%, 5/01/44
200	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	7/26 at 100.00	BB	181,558
	Charter Schools Project, Series 2016, 5.250%, 7/01/36
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	32,211
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden	1/22 at 100.00	B	670,954
	Traditional Schools Project, Series 2012, 7.500%, 1/01/42
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster	No Opt. Call	BB	476,005
	Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	850,707
	Project, Series 2014, 5.000%, 6/01/39 – BAM Insured
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project,	No Opt. Call	AA–	281,910
	Series 2008, 5.000%, 7/01/22
	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue
	Bonds, Reid Traditional School Projects, Series 2016:
520	5.000%, 7/01/36	7/26 at 100.00	Baa3	542,568
300	5.000%, 7/01/47	7/26 at 100.00	Baa3	309,000
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona	3/21 at 100.00	BB+	930,658
	Agribusiness and Equine Center, Inc. Project, Series 2011, 7.875%, 3/01/42
41,295	Total Education and Civic Organizations			44,528,344
	Health Care – 16.4% (10.7% of Total Investments)
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/24 at 100.00	AA–	1,298,760
	2014A, 5.000%, 1/01/44
5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/22 at 100.00	BBB+	5,364,944
	Hospital, Refunding Series 2012A, 5.000%, 2/01/42
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,
	Series 2014A:
3,000	5.000%, 12/01/39	12/24 at 100.00	A2	3,285,420
2,860	5.000%, 12/01/42	12/24 at 100.00	A2	3,127,953
7,560	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	7,664,555
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA	1,198,893
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
1,025	Yavapai County Industrial Development Authority, Arizona, Hospital Facility Revenue Refunding	8/26 at 100.00	Baa1	1,087,043
	Bonds, Yavapai Regional Medical Center, Series 2016, 5.000%, 8/01/36
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai
	Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	Baa1	226,120
1,000	5.250%, 8/01/33	8/23 at 100.00	Baa1	1,078,550
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional
	Medical Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A–	1,125,580
1,000	5.250%, 8/01/32	8/24 at 100.00	A–	1,109,670
25,075	Total Health Care			26,567,488
	Long-Term Care – 1.8% (1.2% of Total Investments)
435	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	2/17 at 100.00	N/R	435,200
	Campus Project, Series 2006, 5.100%, 10/01/22
1,885	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and	10/25 at 101.00	N/R	1,708,074
	Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe	12/21 at 100.00	N/R	827,237
	Project, Refunding Series 2012A, 6.000%, 12/01/32
3,100	Total Long-Term Care			2,970,511
	Tax Obligation/General – 17.2% (11.2% of Total Investments)
	Casa Grande, Arizona, General Obligation Bonds, Refunding Series 2016B:
1,190	4.000%, 8/01/33	8/26 at 100.00	AA–	1,223,629
620	4.000%, 8/01/34	8/26 at 100.00	AA–	635,488
735	Casa Grande, Arizona, General Obligation Bonds, Series 2016A, 3.000%, 8/01/36	8/26 at 100.00	AA–	650,843
2,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	2,972,200
	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds,
	Refunding Series 2014:
1,000	5.000%, 7/01/26	7/24 at 100.00	AA–	1,134,430
525	5.000%, 7/01/27	7/24 at 100.00	AA–	593,103
2,140	El Mirage, Arizona, General Obligation Bonds Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,283,615
1,500	Glendale Union High School District 205, Maricopa County, Arizona, General Obligation Bonds,	7/26 at 100.00	AA	1,511,865
	School Improvement, Project 2015, Series 2016A, 4.000%, 7/01/33 – BAM Insured
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,116,930
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	874,037
	Series 2011, 5.000%, 7/01/23
300	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School	7/26 at 100.00	AA	309,894
	Improvement Project of 2013, Series 2016C, 4.000%, 7/01/33 – AGM Insured
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA	1,570,130
	Series 2011A, 6.000%, 7/01/30 – AGM Insured
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School	7/24 at 100.00	AA	3,180,012
	Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured
1,750	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,930,863
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,440	Pima County, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/01/26	No Opt. Call	AA–	1,576,152
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999:
1,310	5.000%, 7/01/32	7/21 at 100.00	AAA	1,448,061
1,360	5.000%, 7/01/33	7/21 at 100.00	AAA	1,502,093
1,705	5.000%, 7/01/34	7/21 at 100.00	AAA	1,880,803
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation
	Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA–	767,681
665	4.500%, 7/01/34	7/24 at 100.00	AA–	711,237
25,495	Total Tax Obligation/General			27,873,066
	Tax Obligation/Limited – 32.3% (21.1% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,441,116
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
275	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA–	274,992
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,091,780
1,210	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	1,171,389
	2015, 5.000%, 7/15/39
494	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds,	7/23 at 100.00	N/R	501,529
	Assessment District 1, Series 2013, 5.250%, 7/01/38
	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,
	Montecito Assessment District, Series 2007:
422	5.700%, 7/01/27	1/17 at 100.00	N/R	424,186
453	5.800%, 7/01/32	1/17 at 100.00	N/R	454,549
525	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	2/17 at 100.00	N/R	526,538
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,
	Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	366,911
1,085	5.000%, 7/15/31 – BAM Insured	7/22 at 100.00	AA	1,133,565
500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,	7/26 at 100.00	AA	501,965
	Series 2016, 4.000%, 7/15/36 – BAM Insured
600	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds,	7/26 at 100.00	A1	607,158
	Refunding Series 2016, 4.000%, 7/15/32
1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation	No Opt. Call	A–	1,657,185
	Refunding Bonds, Series 2013, 5.000%, 7/15/23
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	A	535,398
200	5.125%, 1/01/42	1/22 at 100.00	A	208,758
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	1,556,475
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,554,091
2,637	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/17 at 100.00	A2	2,643,381
	4.600%, 1/01/26
1,125	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	BBB–	1,171,508
	Series 2008A, 7.400%, 7/15/33
200	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds,	7/26 at 100.00	BBB–	206,626
	Series 2016, 5.000%, 7/15/31
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA–	329,028
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	2/17 at 100.00	N/R	364,992
	Series 2006, 5.350%, 7/15/31
1,010	Phoenix Civic Improvement Corporation, Arizona, Transit Excise Tax Revenue Refunding Bonds,	No Opt. Call	AA	1,123,605
	Light Rail Project, Series 2013, 5.000%, 7/01/20
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	No Opt. Call	A	2,641,800
	JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,	7/22 at 100.00	AA+	610,537
	Series 2012, 5.000%, 7/01/38 (Alternative Minimum Tax)
1,100	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	2/17 at 100.00	BBB–	1,101,474
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	1,104,330
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding
	Series 2016:
520	4.000%, 8/01/33	8/26 at 100.00	AA	532,990
560	4.000%, 8/01/35	8/26 at 100.00	AA	569,878
1,000	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds,	No Opt. Call	AA+	1,164,920
	Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/22
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,537,830
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,293,599
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	3,541,440
	2006, 5.000%, 7/01/24
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	7/20 at 100.00	AAA	5,453,949
	Improvements Project, Series 2010, 5.000%, 7/01/36
1,570	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	1,573,705
	Bonds, Series 2007, 5.900%, 7/15/32
	Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016:
310	5.000%, 7/01/28	7/26 at 100.00	AAA	362,582
600	5.000%, 7/01/31	7/26 at 100.00	AAA	691,212
4,000	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012,	7/22 at 100.00	AAA	4,430,240
	5.000%, 7/01/37
1,750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,828,593
	2012A, 4.000%, 10/01/22 – AGM Insured
750	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds,	7/21 at 100.00	N/R	698,003
	Series 2016, 3.250%, 7/15/25
1,442	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	2/17 at 100.00	N/R	1,355,841
	2005, 6.000%, 7/01/30
49,208	Total Tax Obligation/Limited			52,339,648
	Transportation – 5.2% (3.4% of Total Investments)
180	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	194,602
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
910	5.000%, 7/01/40	7/25 at 100.00	A+	989,334
2,185	5.000%, 7/01/45	7/25 at 100.00	A+	2,367,163
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien
	Series 2013:
1,785	5.000%, 7/01/30 (Alternative Minimum Tax)	7/23 at 100.00	AA–	1,956,628
2,215	5.000%, 7/01/32 (Alternative Minimum Tax)	7/23 at 100.00	AA–	2,408,857
395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	425,861
7,670	Total Transportation			8,342,445
	U.S. Guaranteed – 23.2% (15.2% of Total Investments) (6)
7,730	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA– (6)	8,096,092
	2008D, 5.500%, 1/01/38 (Pre-refunded 1/01/18)
1,025	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series	7/21 at 100.00	AA+ (6)	1,167,772
	2011A, 5.000%, 7/01/36 (Pre-refunded 7/01/21)
1,265	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project	7/18 at 100.00	Aa3 (6)	1,355,979
	2006, Series 2008B, 5.750%, 7/01/28 (Pre-refunded 7/01/18)
2,965	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	N/R (6)	3,085,942
	Network, Series 2007, 5.000%, 12/01/42 (Pre-refunded 12/01/17)
250	La Paz County, Arizona, Excise Tax Revenue Bonds, Judgement Series 2011A, 4.750%, 7/01/36	7/17 at 100.00	AA (6)	255,703
	(Pre-refunded 7/01/17)
175	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	N/R (6)	175,030
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aa3 (6)	1,272,204
	Series 2008, 5.000%, 7/01/27 (Pre-refunded 7/01/18) – AGM Insured
680	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R (6)	702,399
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32 (Pre-refunded 7/15/17)
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (6)	646,317
	Insured (ETM)
1,000	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R (6)	1,031,070
	Bonds, Series 2007, 5.800%, 7/15/32 (Pre-refunded 7/15/17)
1,045	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted	7/20 at 100.00	N/R (6)	1,248,921
	Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42 (Pre-refunded 7/01/20)
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise
	Education Center Project, Series 2010:
745	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	824,559
550	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (6)	610,077
1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3 (6)	1,081,850
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)
1,000	Pima County Unified School District 8 Flowing Wells, Arizona, General Obligation Bonds, School	7/20 at 100.00	A+ (6)	1,130,290
	Improvement Project 2008 Series 2011B, 5.375%, 7/01/29 (Pre-refunded 7/01/20)
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A (6)	2,065,320
	2011, 5.250%, 7/01/36 (Pre-refunded 7/01/21)
4,530	Pinal County Unified School District 1, Florence, Arizona, General Obligation Bonds, Series	7/18 at 100.00	A (6)	4,820,282
	2008C, 5.250%, 7/01/28 (Pre-refunded 7/01/18)
2,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1 (6)	2,926,500
	Revenue Bonds, Tender Option Bond Trust 2016-XL0016, 16.530%, 1/01/38 (Pre-refunded
	1/01/18) (IF) (5)
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	7/21 at 100.00	N/R (6)	3,050,817
	6.000%, 7/01/39 (Pre-refunded 7/01/21)
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (6)	217,902
800	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (6)	892,048
1,000	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	1/17 at 100.00	N/R (6)	1,005,420
	Bonds Series 2006, 5.250%, 7/15/31 (Pre-refunded 1/15/17)
34,675	Total U.S. Guaranteed			37,662,494
	Utilities – 15.7% (10.2% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,600,099
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
1,500	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,552,410
	Hoover Project, Series 2001, 5.250%, 10/01/17
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,084,140
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	Aa3	4,668,332
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	379,187
	FGIC Insured
695	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/26 at 100.00	A	764,980
	2016, 5.000%, 7/01/35
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	6/25 at 100.00	Aa1	1,680,630
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	BBB+	5,243,895
5,665	5.000%, 12/01/37	No Opt. Call	BBB+	6,276,480
2,370	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West	12/17 at 100.00	N/R	2,118,851
	Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
23,405	Total Utilities			25,369,004
	Water and Sewer – 13.8% (9.0% of Total Investments)
	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds,
	Series 2016:
1,285	5.000%, 1/01/35	1/26 at 100.00	AA+	1,452,024
345	5.000%, 1/01/36	1/26 at 100.00	AA+	388,977
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	564,645
450	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series	7/26 at 100.00	AA	494,550
	2016, 5.000%, 7/01/45 – AGM Insured
2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	A+	3,192,974
500	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2011,	7/21 at 100.00	AA	560,685
	5.500%, 7/01/41
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A–	541,575
	2013, 5.250%, 7/01/33
1,460	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	1,569,237
	2016, 5.000%, 1/01/46
1,125	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series	7/25 at 100.00	AA	1,241,280
	2015A, 5.000%, 7/01/36 – AGM Insured
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	AA+	1,302,901
	Junior Lien Series 2014, 5.000%, 7/01/29
2,000	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series	7/24 at 100.00	AAA	2,216,560
	2014A, 5.000%, 7/01/39
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior
	Lien Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,447,313
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,226,358
1,500	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/26	No Opt. Call	AA	1,709,460
1,000	Pima County, Arizona, Sewer System Revenue Obligations, Series 2014, 5.000%, 7/01/22	No Opt. Call	AA	1,152,950
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
740	4.700%, 4/01/22	4/17 at 100.00	A	747,999
1,970	4.900%, 4/01/32	4/17 at 100.00	A	1,976,659
500	Tucson, Arizona, Water System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA	580,745
20,155	Total Water and Sewer			22,366,892
$ 230,078	Total Long-Term Investments (cost $237,676,321)			248,019,892
	Floating Rate Obligations – (1.7)%			(2,755,000)
	Variable Rate MuniFund Tem Preferred Shares, at Liquidation Preference – (54.5)% (7)			(88,300,000)
	Other Assets Less Liabilities – 3.1%			5,080,333
	Net Assets Applicable to Common Shares – 100%			$ 162,045,225

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$248,019,892	$ —	$248,019,892

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $236,376,727.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$14,283,120
Depreciation	(5,394,955)
Net unrealized appreciation (depreciation) of investments	$ 8,888,165

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 35.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017